Related Party Transactions (Details) - Schedule of transactions and balances with these related parties - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Sales of construction services	$ 24	$ 7,246	$ 9,983	$ 12,497
Sales of operations and maintenance services	746	850	1,701	1,635
Sales of administrative and other services	195	200	409	382
Accounts receivable	$ 473	$ 186	$ 332	$ 299